Related Party Transactions (Details) (USD $)	1 Months Ended						2 Months Ended	6 Months Ended	9 Months Ended		12 Months Ended				50 Months Ended	59 Months Ended
	Mar. 31, 2012	Feb. 29, 2012	Jun. 30, 2011	May 31, 2011	Mar. 31, 2011	Feb. 28, 2011	Sep. 30, 2007	Mar. 31, 2012	Jun. 30, 2012	Jun. 30, 2011	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009	Sep. 30, 2008	Sep. 30, 2011	Jun. 30, 2012	May 13, 2012	Apr. 20, 2012	Feb. 13, 2012	Feb. 08, 2012	Oct. 15, 2011	Jul. 01, 2011	Mar. 28, 2011	Feb. 22, 2011	Aug. 13, 2007
Related Party Transactions (Textual)
Paid to outside consulting services				$ 13,500
Monthly rental payment of lease agreement with director	1,160
Technology and intellectual property purchased from officers/employees																		10,000	15,000	15,000
Term of lease agreement with director	1 year
Shares issued for purchase of assets		300,000
Exercise price of option issued for purchase of assets		$ 4.09
In-kind contribution of services							700			289,600	289,600	5,200	5,200	5,200	305,900	305,900
Fair value of intellectual property acquired by principal stockholder on behalf of company											287,000
Convertible notes payable																								50,000
Convertible notes payable due date						10 days
Debt conversion rate						0.10
Amount of loan converted into shares					50,000						50,000
Shares of common stock shares that notes payable were converted into					500,000						500,000
Interest expense from beneficial conversion feature					50,000					(50,000)	50,000				(50,000)	(50,000)
Monthly rental payment of office space			1,118
Payments for Rent								6,708			5,646
Cash contribution from principal stockholder							100
Common stock issued for services and intellectual property					2,500												7,000				1,000	2,500	3,010,000		5,000,000
Fair value of common stock issued for services and intellectual property					$ 13,750												$ 28,000				$ 5,500	$ 13,750	$ 13,394,500		$ 500
Par value per share issued for services and intellectual property					$ 5.50												$ 4.00				$ 5.50	$ 5.50			$ 0.0001